Summary of net defined benefit liability asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in plan liabilities
Balances – Beginning of the period	$ 29,412	$ 15,435
Current service cost	142	65
Interest cost	295	88
Actuarial gain arising from changes in financial assumptions	5,915	1,130
Past service cost associated with multi-employer plan		16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases		556
Benefits paid	(752)	(511)
Impact of foreign exchange rate changes	(1,432)	(1,228)
Balances – End of the period	21,750	29,412
Change in plan assets
Balances – Beginning of the period	11,927
Presentation of plan assets as of December 31, 2021		11,963
Employer contributions	45
Employee contributions	10
Benefits paid	(247)
Remeasurement of plan assets	(641)
Impact of foreign exchange rate changes	(623)	(36)
Balances – End of the period	10,591	11,927
Net liability of the unfunded plans	10,787	12,749
Net liability of the funded plans	372	4,736
Net amount recognized as Employee future benefits	11,159	17,485
Amounts recognized:
In net loss	295	161
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive (gain) loss	5,262	(3,592)
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	29,313
Current service cost	122
Interest cost	294
Actuarial gain arising from changes in financial assumptions	5,903
Past service cost associated with multi-employer plan
Actuarial loss arising from change in current assumptions on funding of future pension increases
Benefits paid	(742)
Impact of foreign exchange rate changes	(1,427)
Balances – End of the period	21,657	29,313
Change in plan assets
Balances – Beginning of the period	11,927
Presentation of plan assets as of December 31, 2021
Employer contributions	45
Employee contributions	10
Benefits paid	(247)
Remeasurement of plan assets	(641)
Impact of foreign exchange rate changes	(623)
Balances – End of the period	10,591	11,927
Net liability of the unfunded plans	10,694
Net liability of the funded plans	372
Net amount recognized as Employee future benefits	11,066
Amounts recognized:
In net loss	286
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive (gain) loss	5,262
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	99
Current service cost	20
Interest cost	1
Actuarial gain arising from changes in financial assumptions	12
Past service cost associated with multi-employer plan
Actuarial loss arising from change in current assumptions on funding of future pension increases
Benefits paid	(10)
Impact of foreign exchange rate changes	(5)
Balances – End of the period	93	99
Change in plan assets
Balances – Beginning of the period
Presentation of plan assets as of December 31, 2021
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	93
Net liability of the funded plans
Net amount recognized as Employee future benefits	93
Amounts recognized:
In net loss	9
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive (gain) loss